LONG-TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT-TERM
                                                                       WORLD(SM)
January 1, 2000, as revised February 14, 2000
Prospectus

                                                             KEMPER INCOME FUNDS

                                                          Kemper High Yield Fund

                                                       Kemper High Yield Fund II

                                              Kemper High Yield Opportunity Fund

                                     Kemper Income And Capital Preservation Fund

                                          Kemper Short-Term U.S. Government Fund

                                          Kemper U.S. Government Securities Fund

                                                    Kemper Strategic Income Fund

                                                       Kemper U.S. Mortgage Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                                                             [LOGO] KEMPER FUNDS


HOW THE                                                      INVESTING IN
FUNDS WORK                                                   THE FUNDS

  2 Kemper High Yield         32   Kemper U.S. Government    68   Choosing A
    Fund                           Securities Fund                Share Class

  8 Kemper High Yield         38   Kemper Strategic          74   How To Buy Shares
    Fund II                        Income Fund
                                                             75   How To Exchange Or
 14 Kemper High Yield         44   Kemper U.S.                    Sell Shares
    Opportunity Fund               Mortgage Fund
                                                             76   Policies You Should
 20 Kemper Income And         50   Other Policies And Risks       Know About
    Capital Preservation
    Fund                      52   Financial Highlights      82   Understanding
                                                                  Distributions And
 26 Kemper Short-Term                                             Taxes
    U.S. Government Fund

How The Funds Work

These funds invest mainly in bonds and other types of debt securities.

Taken as a group, they represent a spectrum of approaches to investing for income, from a conservative approach that emphasizes preservation of capital to a more aggressive (and more risky) approach that focuses on higher income and total return. Each fund has its own objective.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

TICKER SYMBOLS CLASS: A) KHYAX  B) KHYBX  C) KHYCX

Kemper
High Yield Fund

FUND GOAL The fund seeks the highest level of current income obtainable from a diversified portfolio of fixed income securities which the fund's investment manager considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.

                           2 - Kemper High Yield Fund

The Fund's Main Strategy

The fund invests mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from U.S. issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell to achieve income and capital appreciation, the portfolio managers analyze securities to determine which appear to offer reasonable risk compared to their potential return. To do this, they rely on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or whom they believe are unlikely to default.

Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the types of bonds, companies and industries represented. For example, the managers typically favor subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if they expect an economic slowdown.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

[ICON]--------------------------------------------------------------------------

CREDIT QUALITY POLICIES

This fund normally invests at least 65% of total assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default on payments.

                           3 - Kemper High Yield Fund

The Main Risks Of Investing In The Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

For this fund, one of the main factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. This may affect a company, an industry or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds.

Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Because the economy has a strong impact on corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. To the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some bonds could be paid off earlier than expected, which could hurt the fund's performance

o    currency fluctuations could cause foreign investments to lose value

o at times, it could be hard to value some investments or to get an attractive price for them

THE ORIGINAL DOCUMENT CONTAINS THE FOLLOWING SIDEBAR INFORMATION NEXT TO THE PRECEDING PARAGRAPHS:

--------------------------------------------------------------------------------

Investors who seek high current income and can accept risk of loss of principal may be interested in this fund.

--------------------------------------------------------------------------------

                           4 - Kemper High Yield Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

-------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
-------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  -1.14  -12.98   46.84  17.08  20.29  -1.72  17.46  13.49  11.51  1.28

  1989     1990    1991   1992   1993   1994   1995   1996   1997   1998


Best quarter: 23.41%, Q1 1991           YTD return as of 9/30/1999: 0.27%

Worst quarter: -11.77%, Q3 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------

                                           Since                       Since
                 Since        Since       5/31/94          Since      1/26/78
               12/31/97     12/31/93      Life of         12/31/88    Life of
                1 Year       5 Years     Class B/C        10 Years    Class A
--------------------------------------------------------------------------------
Class A          -3.31%        7.17%        --             9.66%       11.23%
--------------------------------------------------------------------------------
Class B          -2.36        --             8.16%        --           --
--------------------------------------------------------------------------------
Class C           0.45        --              8.58        --           --
--------------------------------------------------------------------------------
Index             9.23         11.54         14.00         12.33        N/A*
--------------------------------------------------------------------------------

Index: Salomon Brothers Long-Term High Yield Bond Index, which measures the total return of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer.
--------------------------------------------------------------------------------

*    The Index was not in existence on the Class A Shares' inception date.

The table includes the effect of maximum sales loads.



                           5 - Kemper High Yield Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                        Class A     Class B     Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) On Purchases (as %
of offering price                                4.50%       None        None
--------------------------------------------------------------------------------

Maximum Contingent Deferred Sales Charge (Load)
(as % of redemption proceds)                     None*       4.00%       1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                   0.52%       0.52%       0.52%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                         None        0.75        0.75
--------------------------------------------------------------------------------
Other Expenses**                                 0.45        0.53        0.48
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  0.97        1.80        1.75
--------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About-- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.


Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
          Example                1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                   $545         $745          $962         $1,586
--------------------------------------------------------------------------------
Class B shares                    583          866         1,175          1,697
--------------------------------------------------------------------------------
Class C shares                    278          551           949          2,062
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                   $545         $745          $962         $1,586
--------------------------------------------------------------------------------
Class B shares                    183          566           975          1,697
--------------------------------------------------------------------------------
Class C shares                    178          551           949          2,062
--------------------------------------------------------------------------------



                             6 - Kemper High Yield Fund

THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.52% of its average daily net assets.

[ICON]--------------------------------------------------------------------------
          FUND MANAGERS


Below are the people who handle the fund's day-to-day management:

Harry E. Resis, Jr.                Daniel J. Doyle
Lead Portfolio Manager             o Began investment career
o Began investment career            in 1984
  in 1968                          o Joined the advisor in
o Joined the advisor in              1986
  1988                             o Joined the fund team in
o Joined the fund team in            1999
  1992

Michael A. McNamara
o Began investment career
  in 1972
o Joined the advisor in
  1972
o Joined the fund team in
  1990

THE ORIGINAL DOCUMENT CONTAINS THE FOLLOWING SIDEBAR INFORMATION NEXT TO THE PRECEDING PARAGRAPHS:

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------


                           7 - Kemper High Yield Fund

TICKER SYMBOLS CLASS: A) KHIAX  B) KHIBX  C) KHICX

Kemper
High Yield Fund II

FUND GOAL The fund seeks the highest level of current income obtainable from a professionally managed, diversified portfolio of fixed income securities that the fund's investment manager considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.


                          8 - Kemper High Yield Fund II

The Fund's Main Strategy

The fund invests mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from U.S. issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell to achieve income and capital appreciation, the portfolio managers analyze securities to determine which appear to offer reasonable risk compared to their potential return. To do this, they rely on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or whom they believe are unlikely to default.

Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the types of bonds, companies and industries represented. For example, the managers typically favor subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if they expect an economic slowdown.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

[ICON]--------------------------------------------------------------------------
          CREDUT QUALITY POLICIES

This fund normally invests at least 65% of its total assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default on payments.


                          9 - Kemper High Yield Fund II

The Main Risks Of Investing In The Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

For this fund, one of the main factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. This may affect a company, an industry or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds.

Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Because the economy has a strong impact on corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. To the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some bonds could be paid off earlier than expected, which could hurt the fund's performance

o    currency fluctuations could cause foreign investments to lose value

o at times, it could be hard to value some investments or to get an attractive price for them

THE ORIGINAL DOCUMENT CONTAINS THE FOLLOWING SIDEBAR INFORMATION NEXT TO THE PRECEDING PARAGRAPHS:

--------------------------------------------------------------------------------

Investors who seek high current income and can accept risk of loss of principal may be interested in this fund.

--------------------------------------------------------------------------------

                         10 - Kemper High Yield Fund II

Performance


Because this is a new fund, it did not have a full calendar year of performance to report as of the date of this prospectus.


                         11 - Kemper High Yield Fund II

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                        Class A     Class B     Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) On Purchases (as %
of offering price                                4.50%       None        None
--------------------------------------------------------------------------------

Maximum Contingent Deferred Sales Charge (Load)
(as % of redemption proceds)                     None*       4.00%       1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.65%      0.65%      0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None       0.75       0.75
--------------------------------------------------------------------------------
Other Expenses**                                  1.03       0.89       0.94
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.68       2.29       2.34
--------------------------------------------------------------------------------
Expense Reimbursement                             0.43       0.29       0.34
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                  1.25       2.00       2.00
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About-- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

*** By contract, total operating expenses are capped at 1.25%, 2.00% and 2.00% through 12/31/2000 for Class A, B and C shares, respectively.


Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
          Example                1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                   $572         $916        $1,283        $2,313
--------------------------------------------------------------------------------
Class B shares                    603          988         1,399         2,310
--------------------------------------------------------------------------------
Class C shares                    303          698         1,220         2,650
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                   $572         $916        $1,283        $2,313
--------------------------------------------------------------------------------
Class B shares                    203          688         1,199         2,310
--------------------------------------------------------------------------------
Class C shares                    203          698         1,220         2,650
--------------------------------------------------------------------------------



                         12 - Kemper High Yield Fund II

THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00%* of its average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Harry E. Resis, Jr.          Daniel J. Doyle
Lead Portfolio Manager       o Began investment career
o Began investment career      in 1984
  in 1968                    o Joined the advisor in
o Joined the advisor in        1986
  1988                       o Joined the fund team in
o Joined the fund team in      1998
  1998

Michael A. McNamara
o Began investment career
  in 1972
o Joined the advisor in
  1972
o Joined the fund team in
  1998

THE ORIGINAL DOCUMENT CONTAINS THE FOLLOWING SIDEBAR INFORMATION NEXT TO THE PRECEDING PARAGRAPHS:

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------


                         13 - Kemper High Yield Fund II

TICKER SYMBOLS CLASS: A) KYOAX  B) KYOBX  C) KYOCX

Kemper
High Yield
Opportunity Fund

FUND GOAL The fund seeks total return through high current income and capital appreciation.


                     14 - Kemper High Yield Opportunity Fund

The Fund's Main Strategy

The fund invests mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from U.S. issuers, but up to 25% of total assets could be in bonds of foreign issuers. To enhance total return, the fund may invest up to 20% of total assets in common stocks and other equities, including preferred stocks, convertible securities and real estate investment trusts (REITs).

In deciding which securities to buy and sell, the portfolio managers rely on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or whom they believe are unlikely to default. The managers also seek to take advantage of special opportunities by investing in stocks of high-yield issuers, including initial public offerings of stock (IPOs).

Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the companies and industries represented. For example, the managers typically favor subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if the managers expect an economic slowdown.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

[ICON]--------------------------------------------------------------------------
          CREDIT QUALITY POLICIES

This fund normally invests primarily in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default on payments.


                     15 - Kemper High Yield Opportunity Fund

The Main Risks Of Investing In The Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

For this fund, one of the main factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds (and stocks) can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade bonds. This may affect a company, an industry or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds.

Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some bonds could be paid off earlier than expected, which could hurt the fund's performance

o    currency fluctuations could cause foreign investments to lose value

o at times, it could be hard to value some investments or to get an attractive price for them

THE ORIGINAL DOCUMENT CONTAINS THE FOLLOWING SIDEBAR INFORMATION NEXT TO THE PRECEDING PARAGRAPHS:

--------------------------------------------------------------------------------

Investors who seek high current income and can accept risk of loss of principal may be interested in this fund.

--------------------------------------------------------------------------------


                     16 - Kemper High Yield Opportunity Fund

Performance

The bar chart shows the total returns for the fund's first complete calendar year. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

-------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
-------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA

     2.78

     1998


Best quarter: 6.06%, Q1 1998            YTD return as of 9/30/1999: -1.14%

Worst quarter: -7.88%, Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------
                                              Since 12/31/97   Since 10/1/97
                                              1 Year           Life of Fund
--------------------------------------------------------------------------------
Class A                                       -1.85%            0.48%
--------------------------------------------------------------------------------
Class B                                       -0.93              1.19
--------------------------------------------------------------------------------
Class C                                        1.89              3.46
--------------------------------------------------------------------------------
Index                                          9.23             10.98
--------------------------------------------------------------------------------

Index: Salomon Brothers Long-Term High Yield Bond Index, which measures the total return of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer.
--------------------------------------------------------------------------------

The table includes the effect of maximum sales loads.

                    17 - Kemper High Yield Opportunity Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


Fee Table                                         Class A   Class B  Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) On Purchases (as %    4.50%    None      None
of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)   None     4.00%     1.00%
(as % of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.65%    0.65%     0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
--------------------------------------------------------------------------------
Other Expenses*                                   1.19     1.29      1.27
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.84     2.69      2.67
------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                  $629      $1,003       $1,401      $2,511
--------------------------------------------------------------------------------
Class B shares                   672       1,135        1,625       2,629
--------------------------------------------------------------------------------
Class C shares                   370         829        1,415       3,003
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                  $629      $1,003       $1,401      $2,511
--------------------------------------------------------------------------------
Class B shares                   272         835        1,425       2,629
--------------------------------------------------------------------------------
Class C shares                   270         829        1,415       3,003
------------------------------------------------------------------------------

                    18 - Kemper High Yield Opportunity Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.65% of its average daily net assets.


[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Harry E. Resis, Jr.           Daniel J. Doyle
Lead Portfolio Manager        o Began investment career
o Began investment career       in 1984
  in 1968                     o Joined the advisor
o Joined the advisor            in 1986
  in 1988                     o Joined the fund team
o Joined the fund team          in 1997
  in 1997

Michael A. McNamara
o Began investment career
  in 1972
o Joined the advisor in
  1972
o Joined the fund team
  in 1997

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                        19 - High Yield Opportunity Fund

TICKER SYMBOLS CLASS: A) KICAX  B) KICBX  C) KICCX

Kemper
Income And Capital
Preservation Fund

FUND GOAL The fund seeks as high a level of current income as is consistent with reasonable risk, preservation of capital and ready marketability of its portfolio by investing primarily in a diversified portfolio of investment-grade debt securities.

                20 - Kemper Income and Capital Preservation Fund

The Fund's Main Strategy

The fund can buy many types of income-producing securities, among them corporate bonds, U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell, the portfolio manager uses independent analysis to look for bonds of companies whose fundamental business prospects and cash flows are expected to improve. The manager also considers valuation, preferring those bonds that appear attractively priced in comparison to similar issues.

Based on the analysis of economic and market trends, the manager may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the companies and industries represented.

Although the manager may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, he generally intends to keep it between four and six years.

[ICON]--------------------------------------------------------------------------
          CREDIT QUALITY POLICIES

This fund normally invests at least 80% of total assets in bonds of the top four grades of credit quality. The fund could invest up to 20 percent of total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

                21 - Kemper Income and Capital Preservation Fund

The Main Risks Of Investing In The Fund

There are several factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. Changes in interest rates will also affect the fund's yield: when rates fall, fund yield tends to fall as well.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with lower rated bonds

o some bonds could be paid off earlier than expected, which could hurt the fund's performance

o    currency fluctuations could cause foreign investments to lose value

o at times, it could be hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund may appeal to investors who want exposure to the intermediate-term corporate bond market through a diversified portfolio that emphasizes capital preservation.

--------------------------------------------------------------------------------

                22 - Kemper Income and Capital Preservation Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  8.55    6.48   17.91  7.85  11.71  -3.38  21.35  2.02   8.62   7.90

  1989    1990   1991   1992   1993  1994   1995   1996   1997   1998


Best quarter: 7.41%, Q2 1995          YTD return as of 9/30/1999: -2.68%

Worst quarter: -3.20%, Q1 1994


--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------
                                        Since                    Since
                 Since       Since      5/31/94      Since       4/15/74
                 12/31/97    12/31/93   Life of      12/31/88    Life of
                 1 Year      5 Years    Class B/C    10 Years    Class A
--------------------------------------------------------------------------------
Class A          3.08%       6.02%       --           8.20%       9.20%
--------------------------------------------------------------------------------
Class B          3.99         --         7.72%        --          --
--------------------------------------------------------------------------------
Class C          6.86         --         7.64         --          --
--------------------------------------------------------------------------------
Index            8.69        7.27        8.83         9.26        N/A*
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
--------------------------------------------------------------------------------

*    The Index was not in existence on the Class A Shares' inception date.

The table includes the effect of maximum sales loads.

                23 - Kemper Income and Capital Preservation Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) On Purchases (as %
of offering price)                                4.50%    None      None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(as % of redemption proceeds)                     None*    4.00%     1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.54%    0.54%     0.54%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
--------------------------------------------------------------------------------
Other Expenses**                                  0.56     0.67      0.56
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.10     1.96      1.85
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                  $557        $784       $1,029      $1,730
--------------------------------------------------------------------------------
Class B shares                   599         915        1,257       1,857
--------------------------------------------------------------------------------
Class C shares                   288         582        1,001       2,169
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                  $557        $784       $1,029      $1,730
--------------------------------------------------------------------------------
Class B shares                   199         615        1,057       1,857
--------------------------------------------------------------------------------
Class C shares                   188         582        1,001       2,169
------------------------------------------------------------------------------

                    24 - Kemper Income and Preservation Fund

THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management. Scudder Kemper's team is comprised of investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.54% of its average daily net assets.

[ICON]--------------------------------------------------------------------------
          FUND MANAGER

Robert S. Cessine handles the fund's day-to-day management. He began his investment career in 1982, joined the advisor in 1993 and joined the fund in 1994.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                25 - Kemper Income and Capital Preservation Fund

TICKER SYMBOLS CLASS: A) KSGAX  B) KSGBX  C) KSGCX

Kemper
Short-Term
U.S. Government Fund


FUND GOAL The fund seeks high current income and preservation of capital.

                  26 - Kemper Short Term U.S. Government Fund

The Fund's Main Strategy

The fund invests mainly in U.S. government securities with an emphasis on mortgage-backed securities. Other securities in which the fund may invest include other mortgage-backed securities such as Ginnie Maes, U.S. Treasuries and other securities issued by the U.S. government, its agencies or instrumentalities. The fund may also invest in corporate bonds, including asset-backed securities.

In deciding which types of government bonds to buy and sell, the portfolio managers first consider the relative attractiveness of Treasuries compared to other U.S. government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including interest rate outlooks and changes in supply and demand within the bond market.

In choosing corporate bonds, the managers use independent analysis to look for established companies with histories of dependable dividend payments and stable or growing prices.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they generally intend to keep it below three years.

[ICON]--------------------------------------------------------------------------
          CREDIT QUALITY POLICIES

This fund normally invests at least 65% of total assets in securities issued by the U.S. Government, its agencies or instrumentalities.

The fund could invest up to 35% of total assets in non-U.S. government investment-grade bonds, and 10% of total assets in junk bonds (i.e., grade BB/Ba and below).

                  27 - Kemper Short-Term U.S. Government Fund

The Main Risks Of Investing In The Fund

There are several factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. The fund's relatively short maturity should reduce the effect of this risk, but won't eliminate it. Changes in interest rates will also affect the fund's yield: when rates fall, fund yield tends to fall as well.

Some securities issued by U.S. government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The full faith and credit guarantee of the U.S. government doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself.

Mortgage- and asset-backed securities carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. In addition, if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to endure low yields. The result for the fund could be an increase in the volatility of its share price and yield.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o at times, it could be hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund may make sense for investors seeking higher income than a money fund and can accept some fluctuations in the value of their principal.

--------------------------------------------------------------------------------

                  28 - Kemper Short-Term U.S. Government Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has two broad-based market indices (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  11.64  7.19   13.46  6.06   4.91  -0.44   8.51  4.73   5.98   2.96

  1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

Best quarter: 6.06%, Q4 1990          YTD return as of 9/30/1999: 1.49%

Worst quarter: -2.79%, Q1 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------
                                        Since                     Since
                 Since       Since      5/31/94       Since       9/1/87
                 12/31/97    12/31/93   Life of       12/31/88    Life of
                 1 Year      5 Years    Class B/C     10 Years    Class A
--------------------------------------------------------------------------------
Class A          -0.63%      3.57%        --          6.05%       5.92%
--------------------------------------------------------------------------------
Class B          -0.59        --         3.71%         --          --
--------------------------------------------------------------------------------
Class C           2.28        --          4.14         --          --
--------------------------------------------------------------------------------
Index 1           5.28        5.29        5.45         5.66        5.80
--------------------------------------------------------------------------------
Index 2           6.96        6.00        6.73         7.42        7.38
------------------------------------------------------------------------------

Index 1: Salomon Brothers 6-month T-Bill Index, an unmanaged index based on the average monthly yield of a 6-month Treasury Bill.

Index 2: Lehman Brothers 1-3 Year Government Bond Index, includes U.S. Government securities, U.S. Treasuries or agencies with maturities of 1 to 3 years.

The table includes the effects of maximum sales loads. Total returns for 1989 through 1994 would have been lower if operating expenses hadn't been maintained.

                  29 - Kemper Short-Term U.S. Government Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) On Purchases (as %
of offering price)                                2.75%    None      None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(as % of redemption proceeds)                     None*    4.00%     1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.54%    0.54%     0.54%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
--------------------------------------------------------------------------------
Other Expenses**                                  0.78     0.86      0.72
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.32     2.15      2.01
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                   $406        $682         $979      $1,821
--------------------------------------------------------------------------------
Class B shares                    618         973        1,354       2,078
--------------------------------------------------------------------------------
Class C shares                    304         631        1,083       2,338
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                   $406        $682         $979      $1,821
--------------------------------------------------------------------------------
Class B shares                    218         673        1,154       2,078
--------------------------------------------------------------------------------
Class C shares                    204         631        1,083       2,338
------------------------------------------------------------------------------

                  30 - Kemper Short-Term U.S. Government Fund

THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.54% of its average daily net assets.


[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Richard L. Vandenberg              John E. Dugenske
Lead Portfolio Manager             o Began investment career
o Began investment career            in 1990
  in 1973                          o Joined the advisor in
o Joined the advisor in              1998
  1996                             o Joined the fund team in
o Joined the fund team in            1998
  1996

Scott E. Dolan
o Began investment career
  in 1989
o Joined the advisor in
  1989
o Joined the fund team in
 1998

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                  31 - Kemper Short-Term U.S. Government Fund

TICKER SYMBOLS CLASS: A) KUSAX  B) KUSBX  C) KUSCX


Kemper
U.S. Government
Securities Fund

FUND GOAL The fund seeks high current income, liquidity and security of principal.


                  32 - Kemper U.S. Government Securities Fund

The Fund's Main Strategy

The fund invests principally in U.S. government securities of any maturity, focusing on Ginnie Maes. The fund may invest in other mortgage-backed securities and other U.S. government securities including U.S. Treasuries and other securities issued by the U.S. government, its agencies or instrumentalities.

In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of Treasuries compared to other U.S. government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including interest rate outlooks and changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

[ICON]--------------------------------------------------------------------------
          CREDIT QUALITY POLICIES

This fund normally invests all of its assets in securities issued by the U.S. government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.

                  33 - Kemper U.S. Government Securities Fund

The Main Risks Of Investing In The Fund

There are several factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Some securities issued by U.S. government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The full faith and credit guarantee of the U.S. government doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself.

Mortgage-backed securities carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. In addition, if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to endure low yields. The result for the fund could be an increase in the volatility of its share price and yield.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o at times, it could be hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund may appeal to investors who want a fund that searches for attractive yields generated by U.S. government securities.

--------------------------------------------------------------------------------

                  34 - Kemper U.S. Government Securities Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 14.00   9.68   17.25   4.61   6.31   -3.06   18.37   2.83    9.03   7.03

 1989    1990   1991    1992   1993    1994    1995   1997    1997   1998

Best quarter: 7.91%, Q2 1989          YTD return as of 9/30/1999: 0.31%

Worst quarter: -2.45%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------
                                           Since                  Since
                  Since        Since       5/31/94    Since       10/1/79
                  12/31/97     12/31/93    Life of    12/31/88    Life of
                  1 Year       5 Years     Class B/C  10 Years    Class A
--------------------------------------------------------------------------------
Class A           2.25%        5.64%      --          7.93%       8.88%
--------------------------------------------------------------------------------
Class B           3.03        --           6.53%     --          --
--------------------------------------------------------------------------------
Class C           6.02        --           6.95      --          --
--------------------------------------------------------------------------------
Index             6.82         7.34        8.61       9.29        N/A*
--------------------------------------------------------------------------------

Index: Salomon Brothers 30-Year GNMA Index, an unmanaged index that measures the total return of GNMA 30-year pass throughs of single family and graduated payment mortgages.
--------------------------------------------------------------------------------

*   The Index was not in existence on the Class A Shares' inception date.

The table includes the effect of maximum sales loads.


                  35 - Kemper U.S. Government Securities Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) On Purchases (as %
of offering price)                                4.50%    None      None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(as % of redemption proceeds)                     None*    4.00%     1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.42%    0.42%     0.42%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
--------------------------------------------------------------------------------
Other Expenses**                                  0.45     0.60      0.50
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   0.87     1.77      1.67
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                  $535        $715         $911      $1,474
--------------------------------------------------------------------------------
Class B shares                   580         857        1,159       1,627
--------------------------------------------------------------------------------
Class C shares                   270         526          907       1,976
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                  $535        $715         $911      $1,474
--------------------------------------------------------------------------------
Class B shares                   180         557          959       1,627
--------------------------------------------------------------------------------
Class C shares                   170         526          907       1,976
--------------------------------------------------------------------------------

                  36 - Kemper U.S. Government Securities Fund

THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.42% of its average daily net assets.

[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Richard L. Vandenberg                   John E. Dugenske
Lead Portfolio Manager                  o Began investment career
o Began investment career                 in 1990
  in 1973                               o Joined the advisor
o Joined the advisor                      in 1998
  in 1996                               o Joined the fund team
o Joined the fund team                    in 1998
  in 1996

Scott E. Dolan
o Began investment career
  in 1989
o Joined the advisor
  in 1989
o Joined the fund team
  in 1998

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                  37 - Kemper U.S. Government Securities Fund

TICKER SYMBOLS CLASS: A) KSTAX  B) KSTBX  C) KSTCX

Kemper
Strategic Income Fund

FUND GOAL The fund seeks a high current return.


                        38 - Kemper Strategic Income Fund

The Fund's Main Strategy

The fund invests mainly in bonds issued by U.S. and foreign corporations and governments. The fund may invest up to 50% of total assets in foreign bonds. The fund may also invest in emerging markets securities.

In deciding which types of securities to buy and sell, the portfolio managers evaluate each major type of security the fund invests in -- U.S. junk bonds, investment-grade corporate bonds, emerging markets securities, foreign government bonds and U.S. government and agency securities. The managers typically consider a number of factors, including the relative attractiveness of different types of securities, the potential impact of interest rate movements, the outlook for various types of foreign bonds (including currency considerations) and the relative yields and risks of bonds of various maturities.

The managers may shift the proportions of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

[ICON]--------------------------------------------------------------------------
          CREDIT QUALITY POLICIES

The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.


                       39 - Kemper Strategic Income Fund

The Main Risks Of Investing In The Fund

There are several factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

For this fund, the main risk factor will vary depending on the fund's weighting of various types of securities. To the extent that it invests in junk bonds, one of the main risk factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds may decline in credit quality or go into default. Also, negative corporate news may have a significant impact on individual bond prices.

To the extent that the fund invests in higher quality bonds, a major factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Foreign securities tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. To the extent the fund emphasizes emerging markets where these risks are greater, it takes on greater risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o    currency fluctuations could cause foreign investments to lose value

o some bonds could be paid off earlier than expected, which could hurt the fund's performance

o at times, it could be hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Investors looking for a bond fund that emphasizes different types of bonds depending on market and economic outlooks may want to invest in this fund.

--------------------------------------------------------------------------------

                       40 - Kemper Strategic Income Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     7.96   -12.60   51.69   17.80   20.88   -3.83   19.67   8.58   8.25   3.79

     1989    1990     1991    1992    1993    1994    1995   1996   1997   1998

Best quarter: 25.06%, Q1 1991         YTD return as of 9/30/1999: -2.18%

Worst quarter: -13.54%, Q3 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------
                                         Since                    Since
                 Since       Since       5/31/94      Since       6/23/77
                 12/31/97    12/31/93    Life of      12/31/88    Life of
                 1 Year      5 Years     Class B/C    10 Years    Class A
--------------------------------------------------------------------------------
Class A          -0.83%      6.05%          --         10.59%      10.11%
--------------------------------------------------------------------------------
Class B          -0.08        --            6.88%        --          --
--------------------------------------------------------------------------------
Class C           2.76        --            7.38         --          --
--------------------------------------------------------------------------------
Index             9.47        7.30          8.97        9.33       9.53*
--------------------------------------------------------------------------------

Index: Lehman Brothers Government/Corporate Bond Index, an unmanaged index comprised of intermediate and long-term government and investment-grade corporate debt securities.
--------------------------------------------------------------------------------

*    Index return for the life of Class A is as of 6/30/77.

The table includes the effect of maximum sales loads.


                       41 - Kemper Strategic Income Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) On Purchases (as %
of offering price)                                4.50%    None      None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(as % of redemption proceeds)                     None*    4.00%     1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.56%    0.56%     0.56%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
--------------------------------------------------------------------------------
Other Expenses**                                  0.56     0.77      0.58
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.12     2.08      1.89
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                  $559        $790       $1,039      $1,752
--------------------------------------------------------------------------------
Class B shares                   611         952        1,319       1,938
--------------------------------------------------------------------------------
Class C shares                   292         594        1,021       2,212
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                  $559        $790       $1,039      $1,752
--------------------------------------------------------------------------------
Class B shares                   211         652        1,119       1,938
--------------------------------------------------------------------------------
Class C shares                   192         594        1,021       2,212
--------------------------------------------------------------------------------

                       42 - Kemper Strategic Income Fund

THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.56% of its average daily net assets.

[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

J. Patrick Beimford                     M. Isabel Saltzman
Lead Portfolio Manager                  o Began investment career
o Began investment career                 in 1981
  in 1976                               o Joined the advisor
o Joined the advisor                      in 1990
  in 1976                               o Joined the fund team
o Joined the fund team                    in 1999
  in 1996
                                        Richard L. Vandenberg
Robert S. Cessine                       o Began investment career
o Began investment career                 in 1973
  in 1982                               o Joined the advisor
o Joined the advisor                      in 1996
  in 1993                               o Joined the fund team
o Joined the fund team                    in 1999
  in 1994

Daniel J. Doyle
o Began investment career
  in 1984
o Joined the advisor
  in 1986
o Joined the fund team
  in 1999

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                       43 - Kemper Strategic Income Fund

TICKER SYMBOLS CLASS: A) KUMAX  B) KUMBX  C) KUMCX

Kemper
U.S. Mortgage Fund

FUND GOAL The fund seeks to provide maximum current return from U.S. government securities.


                         44 - Kemper U.S. Mortgage Fund

The Fund's Main Strategy

The fund invests primarily in U.S. government securities, mainly mortgage-backed securities issued by U.S. government agencies. These include securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. The fund can also invest in U.S. Treasury securities.

In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of mortgage-backed securities compared to U.S. Treasuries and decide on allocations for each. Their decisions are generally based on a number of factors, including changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

[ICON]--------------------------------------------------------------------------
          CREDIT QUALITY POLICIES

This fund normally invests at least 65% of total assets in mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.


                         45 - Kemper U.S. Mortgage Fund

The Main Risks Of Investing In The Fund

There are several factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Some securities issued by U.S. government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The full faith and credit guarantee of the U.S. government doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself.

Mortgage-backed securities carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. Another example: if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to endure low yields. The result for the fund could be an increase in the volatility of its share price and yield.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers or other matters

o at times, it could be hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund may appeal to investors who seek high current income but want to avoid exposure to significant credit risk.

--------------------------------------------------------------------------------

                         46 - Kemper U.S. Mortgage Fund

Performance

The bar chart shows how the total returns for the fund's Class B shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class B Shares
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     11.39   7.11    17.02    4.45    4.82   -4.13   16.94   1.76   8.01   5.89

     1989    1990     1991    1992    1993    1994    1995   1996   1997   1998


Best quarter: 6.73%, Q4 1991          YTD return as of 9/30/1999: -0.55%

Worst quarter: -3.03%, Q1 1992

--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------

                                 Since       Since                  Since
            Since      Since     5/31/94     1/10/92    Since       10/26/84
            12/31/97   12/31/93  Life of     Life of    12/31/88    Life of
            1 Year     5 Years   Class C     Class A    10 Years    Class B
--------------------------------------------------------------------------------
Class A     2.25%      5.43%       --        5.53%        --           --
--------------------------------------------------------------------------------
Class B     2.89       5.31        --         --        7.15         7.05
--------------------------------------------------------------------------------
Class C     6.35        --        6.90%       --         --           --
--------------------------------------------------------------------------------
Index       6.82       7.34       8.61       7.54*      9.29         N/A**
--------------------------------------------------------------------------------

Index: Salomon Brothers 30-Year GNMA Index, an unmanaged index that measures the total return of GNMA 30-year pass throughs of single family and graduated payment mortgages.
--------------------------------------------------------------------------------

*    Index return for life of Class A is as of 2/1/92.

**   The index was not in existence on the Class B Shares' inception date.

The table includes the effects of maximum sales loads.


                         47 - Kemper U.S. Mortgage Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) On Purchases (as %
of offering price)                                4.50%    None      None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(as % of redemption proceeds)                     None     4.00%     1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.51%    0.51%     0.51%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
--------------------------------------------------------------------------------
Other Expenses*                                   0.53     0.88      0.53
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.04     2.14      1.79
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                   $551        $766         $998      $1,664
--------------------------------------------------------------------------------
Class B shares                    617         970        1,349       1,932
--------------------------------------------------------------------------------
Class C shares                    282         563          970       2,105
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                   $551        $766         $998      $1,664
--------------------------------------------------------------------------------
Class B shares                    217         670        1,149       1,932
--------------------------------------------------------------------------------
Class C shares                    182         563          970       2,105
--------------------------------------------------------------------------------

                         48 - Kemper U.S. Mortgage Fund

THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.51% of its average daily net assets.

[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Richard L. Vandenberg              John E. Dugenske
Lead Portfolio Manager             o Began investment career
o Began investment career            in 1990
  in 1973                          o Joined the advisor
o Joined the advisor                 in 1998
  in 1996                          o Joined the fund team
o Joined the fund team               in 1998
  in 1996

Scott E. Dolan
o Began investment career
  in 1989
o Joined the advisor
  in 1989
o Joined the fund team
  in 1998

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                         49 - Kemper U.S. Mortgage Fund

Other Policies And Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval.

o These funds may trade more securities than some other bond funds. This could raise transaction costs (and lower performance) and could mean higher taxable distributions.

o As a temporary defensive measure, any of these funds could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o Scudder Kemper establishes a security's credit quality when it buys the security, using independent ratings or, for unrated securities, its own credit determination. When ratings don't agree, a fund may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the shareholders' best interests.

o Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments. With derivatives, there is a risk that they could produce disproportionate losses.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This prospectus doesn't tell you about every policy or risk of investing in a fund. For more information, you may want to request a copy of the SAI (the back cover has additional information on how to do this).

--------------------------------------------------------------------------------

                         50 - Other Policies And Risks

Year 2000 and euro readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Also, those funds permitted to invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. Scudder Kemper has readiness programs designed to address these problems, and has researched the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that one or both of these problems could materially affect a fund's operations (such as its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

                         51 - Other Policies And Risks

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).


Kemper High Yield Fund

Class A

--------------------------------------------------------------------------------
Years ended September 30,           1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $7.68    $8.50    $8.23    $8.01    $7.74
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .78      .76      .76      .76      .83
--------------------------------------------------------------------------------
  Net realized and unrealized      (.46)    (.81)      .31      .23      .20
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .32    (.05)     1.07      .99     1.03
--------------------------------------------------------------------------------
  Less distributions from net        .77      .77      .80      .77      .76
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $7.23    $7.68    $8.50    $8.23    $8.01
--------------------------------------------------------------------------------
Total return (%)                    4.11    (.95)    13.69    13.00    14.10
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses (%)                         .96      .89      .88      .88      .90
--------------------------------------------------------------------------------
Net investment income (%)          10.15     9.09     9.18     9.45    10.74
--------------------------------------------------------------------------------

                           52 - Financial Highlights

Class B

--------------------------------------------------------------------------------
Years ended September 30,           1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $7.67    $8.49    $8.22    $8.00    $7.73
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .71      .68      .69      .69      .76
--------------------------------------------------------------------------------
  Net realized and unrealized      (.45)    (.80)      .31      .23      .20
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .26    (.12)     1.00      .92      .96
--------------------------------------------------------------------------------
  Less distributions from net        .71      .70      .73      .70      .69
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $7.22    $7.67    $8.49    $8.22    $8.00
--------------------------------------------------------------------------------
Total return (%)                    3.26   (1.82)    12.72    12.02    13.09
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses (%)                        1.78     1.76     1.76     1.77     1.77
--------------------------------------------------------------------------------
Net investment income (%)           9.33     8.22     8.30     8.56     9.87
--------------------------------------------------------------------------------

Class C

--------------------------------------------------------------------------------
Years ended September 30,           1999     1998     1997    1996     1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $7.69    $8.52    $8.24    $8.02   $7.75
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .72      .69      .70      .69     .77
--------------------------------------------------------------------------------
  Net realized and unrealized      (.46)    (.82)      .31      .23     .20
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .26    (.13)     1.01      .92     .97
--------------------------------------------------------------------------------
  Less distributions from net        .71      .70      .73      .70     .70
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $7.24    $7.69    $8.52    $8.24   $8.02
--------------------------------------------------------------------------------
Total return (%)                    3.30   (1.89)    12.88    12.06   13.13
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses (%)                        1.73     1.71     1.71     1.71    1.71
--------------------------------------------------------------------------------
Net investment income (%)           9.38     8.27     8.35     8.62    9.93
--------------------------------------------------------------------------------


Supplemental data for all classes
--------------------------------------------------------------------------------
Years ended September 30,      1999      1998      1997     1996      1995
--------------------------------------------------------------------------------

Net assets at end of year   $4,281,395 4,784,262 4,939,302 4,096,939 3,527,954
(in thousands)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)     67         92        91      102        99
--------------------------------------------------------------------------------


Note: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the years ended September 30, 1999 and September 30, 1998.

                           53 - Financial Highlights

Kemper High Yield Fund II

--------------------------------------------------------------------------------
10 months ended September 30, 1999(a)            Class A   Class B   Class C
--------------------------------------------------------------------------------

Net asset value, beginning of period              $9.50     $9.50     $9.50
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income                             .72       .68       .68
--------------------------------------------------------------------------------
  Net realized and unrealized loss                (.70)     (.71)     (.71)
--------------------------------------------------------------------------------
  Total from investment operations                  .02     (.03)     (.03)
--------------------------------------------------------------------------------
  Less distributions from net investment income     .76       .70       .70
--------------------------------------------------------------------------------
Net asset value, end of period                    $8.76     $8.77     $8.77
--------------------------------------------------------------------------------
Total return (not annualized) (%)                   .19     (.43)     (.43)
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses (%)                                        .39      1.00      1.00
--------------------------------------------------------------------------------
Net investment income (%)                         10.24      9.63      9.63
--------------------------------------------------------------------------------
Other ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses (%)                                       1.59      2.19      2.25
--------------------------------------------------------------------------------
Net investment income (%)                          9.04      8.44      8.38
--------------------------------------------------------------------------------

Supplemental data for all classes
--------------------------------------------------------------------------------
Net assets at end of period                                         $154,010
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized) (%)                                79
--------------------------------------------------------------------------------


(a) Commencement of operations on November 30, 1998. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The other ratios to average net assets are computed without this expense waiver or absorption.

Note: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the year ended September 30, 1999.

                           54 - Financial Highlights

Kemper High Yield Opportunity Fund

Class A

--------------------------------------------------------------------------------
Years ended September 30,                                 1999      1998(a)
--------------------------------------------------------------------------------

Net asset value, beginning of year                       $8.89       $9.50
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income                                    .88         .70
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (.54)       (.60)
--------------------------------------------------------------------------------
  Total from investment operations                         .34         .10
--------------------------------------------------------------------------------
Less dividends:
--------------------------------------------------------------------------------
  Distributions from net investment income                 .85         .67
--------------------------------------------------------------------------------
  Distributions from net realized gain                     .05         .04
--------------------------------------------------------------------------------
Total dividends                                            .90         .71
--------------------------------------------------------------------------------
Net asset value, end of year                             $8.33       $8.89
--------------------------------------------------------------------------------
Total return (%)                                          3.55         .59
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses (%)                                              1.53        1.27
--------------------------------------------------------------------------------

Net investment income (%)                                 9.64        8.31
--------------------------------------------------------------------------------

(a)  Commencement of operations on October 1, 1997.

Class B

--------------------------------------------------------------------------------
Years ended September 30,                                 1999      1998(a)
--------------------------------------------------------------------------------

Net asset value, beginning of year                       $8.89       $9.50
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income                                    .80         .63
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (.54)       (.61)
--------------------------------------------------------------------------------
  Total from investment operations                         .26         .02
--------------------------------------------------------------------------------
Less dividends:
--------------------------------------------------------------------------------
  Distributions from net investment income                 .77         .59
--------------------------------------------------------------------------------
  Distributions from net realized gain                     .05         .04
--------------------------------------------------------------------------------
  Total dividends                                          .82         .63
--------------------------------------------------------------------------------
Net asset value, end of year                             $8.33       $8.89
--------------------------------------------------------------------------------
Total return (%)                                          2.73       (.18)
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses (%)                                              2.40        2.03
--------------------------------------------------------------------------------
Net investment income (%)                                 8.77        7.55
--------------------------------------------------------------------------------

(a)  Commencement of operations on October 1, 1997.

                           55 - Financial Highlights

Class C

--------------------------------------------------------------------------------
Years ended September 30,                                 1999      1998(a)
--------------------------------------------------------------------------------

Net asset value, beginning of year                       $8.89       $9.50
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income                                    .80         .62
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (.53)       (.60)
--------------------------------------------------------------------------------
  Total from investment operations                         .27         .02
--------------------------------------------------------------------------------
Less dividends:
--------------------------------------------------------------------------------
  Distributions from net investment income                 .77         .59
--------------------------------------------------------------------------------
  Distributions from net realized gain                     .05         .04
--------------------------------------------------------------------------------
  Total dividends                                          .82         .63
--------------------------------------------------------------------------------
Net asset value, end of year                             $8.34       $8.89
--------------------------------------------------------------------------------
Total return (%)                                          2.39       (.18)
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses (%)                                              2.38        2.03
--------------------------------------------------------------------------------
Net investment income (%)                                 8.78        7.55
--------------------------------------------------------------------------------

Supplemental data for all classes
--------------------------------------------------------------------------------
Years ended September 30,                                 1999      1998(a)
--------------------------------------------------------------------------------
Net assets at end of period (in thousands)             $37,253      26,691
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized) (%)                    98         169
--------------------------------------------------------------------------------

(a)  Commencement of operations on October 1, 1997.

Note: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the year ended September 30, 1999.

                           56 - Financial Highlights

Kemper Income and Capital Preservation Fund


Class A

--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $8.67    $8.54    $8.46    $8.62    $7.91
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .51      .53      .57      .58      .61
--------------------------------------------------------------------------------
  Net realized and unrealized      (.63)      .14      .08    (.15)      .72
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations (.12)      .67      .65      .43     1.33
--------------------------------------------------------------------------------
Less dividends:
--------------------------------------------------------------------------------
Distributions from net               .49      .54      .57      .59      .62
investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $8.06    $8.67    $8.54    $8.46    $8.62
--------------------------------------------------------------------------------
Total return (%)                  (1.45)     8.13     8.00     5.17    17.47
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses, before expense            1.08     1.01      .97      .96      .90
reductions (%)
--------------------------------------------------------------------------------
Expenses, after expense             1.07     1.01      .97      .96      .90
reductions (%)
--------------------------------------------------------------------------------
Net investment income (%)           6.05     6.17     6.75     6.90     7.31
--------------------------------------------------------------------------------

Class B

--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $8.64    $8.51    $8.43    $8.59    $7.90
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .43      .46      .49      .50      .51
--------------------------------------------------------------------------------
  Net realized and unrealized      (.63)      .14      .08    (.15)      .72
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations (.20)      .60      .57      .35     1.23
--------------------------------------------------------------------------------
  Less distribution from net         .42      .47      .49      .51      .54
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $8.02    $8.64    $8.51    $8.43    $8.59
--------------------------------------------------------------------------------
Total return (%)                  (2.37)     7.20     6.99     4.20    16.12
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses, before expense            1.93     1.88     1.90     1.93     1.81
reductions (%)
--------------------------------------------------------------------------------
Expenses, after expense             1.92     1.88     1.90     1.93     1.81
reductions (%)
--------------------------------------------------------------------------------
Net investment income (%)           5.20     5.30     5.82     5.93     6.40
--------------------------------------------------------------------------------

                           57 - Financial Highlights

Class C

--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $8.66    $8.53    $8.45    $8.61    $7.90
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .44      .46      .49      .50      .53
--------------------------------------------------------------------------------
  Net realized and unrealized      (.62)      .14      .08    (.15)      .72
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations (.18)      .60      .57      .35     1.25
--------------------------------------------------------------------------------
  Less distribution from net         .43      .47      .49      .51      .54
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $8.05    $8.66    $8.53    $8.45    $8.61
--------------------------------------------------------------------------------
Total return (%)                  (2.19)     7.20     7.03     4.23    16.45
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses, before expense            1.82     1.86     1.86     1.90     1.78
reductions (%)
--------------------------------------------------------------------------------
Expenses, after expense             1.82     1.86     1.86     1.90     1.78
reductions (%)
--------------------------------------------------------------------------------
Net investment income (%)           5.30     5.32     5.86     5.96     6.43
--------------------------------------------------------------------------------


Supplemental data for all classes

--------------------------------------------------------------------------------
Years ended October 31,          1999      1998     1997      1996     1995
--------------------------------------------------------------------------------

Net assets at end of year      $496,191  694,057  613,470   572,998  649,427
(in thousands)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)       108       121      164        74      182
--------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the year ended October 31, 1999.

                           58 - Financial Highlights

Kemper Short-Term U.S. Government Fund

Class A

--------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $8.19    $8.31    $8.22    $8.30    $8.33
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .38      .41      .45      .46      .48
--------------------------------------------------------------------------------
  Net realized and unrealized      (.22)    (.11)      .09    (.09)    (.04)
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .16      .30      .54      .37      .44
--------------------------------------------------------------------------------
  Less distribution from net         .36      .42      .45      .45      .47
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $7.99    $8.19    $8.31    $8.22    $8.30
--------------------------------------------------------------------------------
Total return (%)                    1.98     3.68     6.75     4.55     5.52
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses (%)                        1.24     1.36     1.25     1.15     1.10
--------------------------------------------------------------------------------
Net investment income (%)           4.27     4.79     5.50     5.49     5.76
--------------------------------------------------------------------------------


Class B

--------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $8.21    $8.32    $8.23    $8.31    $8.32
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .31      .36      .39      .40      .43
--------------------------------------------------------------------------------
  Net realized and unrealized      (.22)    (.11)      .09    (.09)    (.04)
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .09      .25      .48      .31      .39
--------------------------------------------------------------------------------
  Less distribution from net         .29      .36      .39      .39      .40
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $8.01    $8.21    $8.32    $8.23    $8.31
--------------------------------------------------------------------------------
Total return (%)                    1.10     3.06     5.96     3.79     4.84
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses (%)                        2.08     1.99     1.93     1.89     1.85
--------------------------------------------------------------------------------
Net investment income (%)           3.43     4.16     4.82     4.75     5.01
--------------------------------------------------------------------------------

                           59 - Financial Highlights

Class C

--------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $8.22    $8.33    $8.24    $8.32    $8.33
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .32      .36      .39      .40      .43
--------------------------------------------------------------------------------
  Net realized and unrealized      (.22)    (.11)      .09    (.09)    (.04)
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .10      .25      .48      .31      .39
--------------------------------------------------------------------------------
  Less distribution from net         .30      .36      .39      .39      .40
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $8.02    $8.22    $8.33    $8.24    $8.32
--------------------------------------------------------------------------------
Total return (%)                    1.24     3.10     5.98     3.82     4.89
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses (%)                        1.94     1.95     1.88     1.89     1.79
--------------------------------------------------------------------------------
Net investment income (%)           3.57     4.20     4.87     4.75     5.07
------------------------------------------------------------------------------

Supplemental data for all classes
--------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net assets at end of year         $201,414  69,307   81,967   94,477   129,757
(in thousands)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          336      149      249      272      308
--------------------------------------------------------------------------------


Note: Total return does not reflect the effect of any sales charges. Per share data for the year ended August 31, 1999 is determined based on average shares outstanding.

                           60 - Financial Highlights

Kemper Strategic Income Fund

Class A

--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $5.60    $5.96    $5.99    $5.98    $5.77
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .49      .44      .46      .46      .55
--------------------------------------------------------------------------------
  Net realized and unrealized gain (.35)    (.35)      .01      .12      .16
  (loss) on investments and
  foreign currency
--------------------------------------------------------------------------------
  Total from investment operations   .14      .09      .47      .58      .71
--------------------------------------------------------------------------------
  Less distribution from net         .48      .45      .50      .57      .50
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $5.26    $5.60    $5.96    $5.99    $5.98
--------------------------------------------------------------------------------
Total return (%)                    2.43     1.28     8.13    10.27    12.90
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses, before expense            1.11     1.04     1.03     1.03     1.09
reductions (%)
--------------------------------------------------------------------------------
Expenses, after expense             1.10     1.04     1.03     1.03     1.09
reductions (%)
--------------------------------------------------------------------------------
Net investment income (%)           8.80     7.36     7.68     7.72     9.43
------------------------------------------------------------------------------

Class B

--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $5.59    $5.96    $5.99    $5.98    $5.77
period
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .43      .38      .40      .41      .49
--------------------------------------------------------------------------------
  Net realized and unrealized      (.34)    (.36)      .01      .12      .16
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .09      .02      .41      .53      .65
--------------------------------------------------------------------------------
  Less distribution from net         .42      .39      .44      .52      .44
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period     $5.26    $5.59    $5.96    $5.99    $5.98
--------------------------------------------------------------------------------
Total return (%)                    1.57      .12     7.13     9.23    11.87
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses, before expense            2.06     2.01     1.98     1.96     2.04
reductions (%)
--------------------------------------------------------------------------------
Expenses, after expense             2.05     2.01     1.98     1.96     2.04
reductions (%)
--------------------------------------------------------------------------------
Net investment income (%)           7.85     6.39     6.73     6.79     8.48
--------------------------------------------------------------------------------

                           61 - Financial Highlights

Class C

--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $5.62    $5.99    $6.01    $6.00    $5.79
period
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .45      .39      .42      .41      .50
--------------------------------------------------------------------------------
  Net realized and unrealized      (.34)    (.36)      .01      .12      .16
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .11      .03      .43      .53      .66
--------------------------------------------------------------------------------
  Less distribution from net         .44      .40      .45      .52      .45
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period     $5.29    $5.62    $5.99    $6.01    $6.00
--------------------------------------------------------------------------------
Total return (%)                    1.78      .28     7.37     9.33    11.95
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses, before expense            1.87     1.84     1.85     1.86     1.86
reductions (%)
--------------------------------------------------------------------------------
Expenses, after expense             1.85     1.84     1.85     1.86     1.86
reductions (%)
--------------------------------------------------------------------------------
Net investment income (%)           8.05     6.56     6.86     6.89     8.68
--------------------------------------------------------------------------------


Supplemental data for all classes
--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------
Net assets at end of year         $720,065 850,528  861,543  778,752  754,222
(in thousands)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           92      751      347      310      286
--------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the years ended October 31, 1998 and October 31, 1999.

                           62 - Financial Highlights

Kemper U.S. Government Securities Fund

Class A

--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $8.86    $8.81    $8.74    $8.92    $8.35
year
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .53      .58      .64      .63      .66
--------------------------------------------------------------------------------
  Net realized and unrealized      (.41)      .07      .06    (.17)      .56
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .12      .65      .70      .46     1.22
--------------------------------------------------------------------------------
  Less distribution from net         .60      .60      .63      .64      .65
  investment income
--------------------------------------------------------------------------------
Net asset value, end of year       $8.38    $8.86    $8.81    $8.74    $8.92
--------------------------------------------------------------------------------
Total return (%)                    1.44     7.64     8.41     5.36    15.24
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses, before expense             .85      .80      .78      .77      .72
reductions (%)
--------------------------------------------------------------------------------
Expenses, after expense              .84      .80      .78      .77      .72
reductions (%)
--------------------------------------------------------------------------------
Net investment income (%)           6.22     6.50     7.34     7.17     7.68
--------------------------------------------------------------------------------


Class B

--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $8.85    $8.80    $8.73    $8.91    $8.34
period
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .45      .49      .56      .54      .58
--------------------------------------------------------------------------------
  Net realized and unrealized      (.40)      .08      .06    (.17)      .56
  gain (loss)
-------------------------------------------------------------------------------
  Total from investment operations   .05      .57      .62      .37     1.14
--------------------------------------------------------------------------------
  Less distribution from net         .53      .52      .55      .55      .57
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period     $8.37    $8.85    $8.80    $8.73    $8.91
--------------------------------------------------------------------------------
Total return (%)                     .54     6.67     7.40     4.36    14.18
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses, before expense            1.76     1.71     1.73     1.73     1.69
reductions (%)
--------------------------------------------------------------------------------
Expenses, after expense             1.75     1.71     1.73     1.73     1.69
reductions (%)
--------------------------------------------------------------------------------
Net investment income (%)           5.31     5.59     6.39     6.21     6.71
--------------------------------------------------------------------------------

                           63 - Financial Highlights

Class C

--------------------------------------------------------------------------------
Years ended October 31,             1999     1998     1997     1996    1995
--------------------------------------------------------------------------------

Net asset value, beginning of      $8.87    $8.82    $8.75    $8.93    $8.35
period
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income              .46      .49      .56      .55      .60
--------------------------------------------------------------------------------
  Net realized and unrealized      (.40)      .08      .06    (.17)      .56
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment operations   .06      .57      .62      .38     1.16
--------------------------------------------------------------------------------
  Less distribution from net         .53      .52      .55      .56      .58
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period     $8.40    $8.87    $8.82    $8.75    $8.93
--------------------------------------------------------------------------------
Total return (%)                     .72     6.66     7.42     4.40    14.33
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Expenses, before expense            1.66     1.67     1.68     1.70     1.64
reductions (%)
--------------------------------------------------------------------------------
Expenses, after expense             1.66     1.67     1.68     1.70     1.64
reductions (%)
--------------------------------------------------------------------------------
Net investment income (%)           5.40     5.63     6.44     6.24     6.76
--------------------------------------------------------------------------------

Supplemental data for all classes
--------------------------------------------------------------------------------
Years ended October 31,       1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Net assets at end of year  $2,982,945 3,442,212 3,642,027 4,163,157 4,738,415
(in thousands)
--------------------------------------------------------------------------------
Portfolio turnover rate    177 (a)       150       261       391       362
(%)
--------------------------------------------------------------------------------

(a) The portfolio turnover rate including mortgage dollar roll transactions was 181% for the period ended October 31, 1999.

Note: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the years ended October 31, 1998 and 1999.


                           64 - Financial Highlights

Kemper U.S. Mortgage Fund

Class A

--------------------------------------------------------------------------------
Years ended September 30,     1999    1998    1997    1996   1995(a)  1995(b)
--------------------------------------------------------------------------------

Net asset value, beginning    $7.15   $7.01   $6.91   $7.13   $7.06    $6.96
of period
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
  Net investment income         .42     .44     .52     .49     .08      .53
--------------------------------------------------------------------------------
  Net realized and unrealized  (.38)     .17     .10   (.19)     .08      .09
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment         .04     .61     .62     .30     .16      .62
  operations
--------------------------------------------------------------------------------
  Less distribution from net    .44     .47     .52     .52     .09      .52
  investment income
--------------------------------------------------------------------------------
Net asset value, end of       $6.75   $7.15   $7.01   $6.91   $7.13    $7.06
period
--------------------------------------------------------------------------------
Total return (%)                .59    8.99    9.26    4.28    2.23     9.48
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses (%)                   1.02     .97     .96     .97     .94      .89
--------------------------------------------------------------------------------
Net investment income (%)      6.04    6.46    7.23    6.98    6.87     7.77
--------------------------------------------------------------------------------

(a) Two months ended September 30, 1995.

(b) Year ended July 31, 1995.


Class B

--------------------------------------------------------------------------------
Years ended September 30,     1999    1998    1997    1996   1995(a)  1995(b)
--------------------------------------------------------------------------------

Net asset value, beginning    $7.14   $7.00   $6.91   $7.12   $7.05    $6.96
of period
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
Net investment income         .34     .40     .45     .44     .07      .47
--------------------------------------------------------------------------------
  Net realized and unrealized (.37)     .14     .10   (.19)     .08      .09
  gain (loss)
--------------------------------------------------------------------------------
  Total from investment       (.03)     .54     .55     .25     .15      .56
  operations
--------------------------------------------------------------------------------
  Less distribution from net    .36     .40     .46     .46     .08      .47
  investment income
--------------------------------------------------------------------------------
Net asset value, end of       $6.75   $7.14   $7.00   $6.91   $7.12    $7.05
period
--------------------------------------------------------------------------------
Total return (%)              (.47)    8.00    8.17    3.54    2.09     8.44
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses (%)                   2.13    1.91    1.83    1.80    1.79     1.75
--------------------------------------------------------------------------------
Net investment income (%)      4.93    5.52    6.36    6.15    6.02     6.91
--------------------------------------------------------------------------------

(a)  Two months ended September 30, 1995.

(b)  Year ended July 31, 1995.


                           65 - Financial Highlights

Class C

--------------------------------------------------------------------------------
Years ended September 30,    1999    1998     1997    1996   1995(a)  1995(b)
--------------------------------------------------------------------------------

Net asset value, beginning   $7.15   $7.00   $6.90    $7.12   $7.05    $6.95
of period
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
Net investment income          .37     .40     .46      .43     .07      .48
--------------------------------------------------------------------------------
  Net realized and           (.39)     .16     .10    (.19)     .08      .09
  unrealized gain (loss)
--------------------------------------------------------------------------------
  Total from investment      (.02)     .56     .56      .24     .15      .57
  operations
--------------------------------------------------------------------------------
  Less distribution from net   .38     .41     .46      .46     .08      .47
  investment income
--------------------------------------------------------------------------------
Net asset value, end of      $6.75   $7.15   $7.00    $6.90   $7.12    $7.05
period
--------------------------------------------------------------------------------
Total return (%)             (.22)    8.30    8.45     3.47    2.10     8.65
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses (%)                  1.78    1.73    1.71     1.72    1.69     1.71
--------------------------------------------------------------------------------
Net investment income (%)     5.28    5.70    6.48     6.23    6.12     6.95
--------------------------------------------------------------------------------

Supplemental data for all classes
--------------------------------------------------------------------------------
Years ended          1999      1998      1997      1996    1995(a)   1995(b)
September 30,
--------------------------------------------------------------------------------

Net assets at     $1,806,277 2,184,175 2,497,825 2,960,135 3,493,052 3,528,329
end of period
(in thousands)
--------------------------------------------------------------------------------
Portfolio            151        172       235       391       249      573
turnover rate
(annualized) (%)
--------------------------------------------------------------------------------

(a)  Two months ended September 30, 1995.

(b)  Year ended July 31, 1995.

Note: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the years ended September 30, 1998 and September 30, 1999.

                           66 - Financial Highlights

[ICON]--------------------------------------------------------------------------
          Investing In The Funds

     The following pages tell you about many of the services, choices and benefits of being a Kemper Funds shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

     You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing A Share Class

In this prospectus, there are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.


------------------------------------   -----------------------------------------
Classes and features                    Points to help you compare
------------------------------------   -----------------------------------------

Class A

o Sales charges of up to 4.50%,         o Some investors may be able to
  charged when you buy shares             reduce or eliminate their sales
                                          charges; see next page
o In most cases, no charges when you
  sell shares                           o Total annual expenses are lower
                                          than those for Class B or Class C
o No distribution fee

------------------------------------   -----------------------------------------

Class B

o No charges when you buy shares         o The deferred sales charge rate falls
                                           to zero after six years
o Deferred sales charge of up to
  4.00%, charged when you sell shares    o Shares automatically convert to
  you bought within the last six years     Class A after six years, which means
                                           lower annual expenses going forward
o 0.75% distribution fee

------------------------------------   -----------------------------------------

Class C

o No charges when you buy shares        o The deferred sales charge rate is
                                          lower, but your shares never convert
o Deferred sales charge of 1.00%,         to Class A, so annual expenses
  charged when you sell shares you        remain higher
  bought within the last year

o 0.75% distribution fee

------------------------------------   -----------------------------------------


                          68 - Choosing A Share Class

Class A shares

Class A shares have a sales charge that varies with the amount you invest:

Kemper High Yield Fund, Kemper High Yield Fund II, Kemper High Yield Opportunity Fund, Kemper Income And Capital Preservation Fund, Kemper U.S. Government Securities Fund, Kemper Strategic Income Fund and Kemper U.S. Mortgage Fund


                      Sales charge    Sales charge as
                      as a percent    a percent of
                      of offering     your net
Your investment       price           investment
-------------------------------------------------------
Up to $100,000        4.50%           4.71%
-------------------------------------------------------
$100,000-$249,999     3.50            3.63
-------------------------------------------------------
$250,000-$499,999     2.60            2.67
-------------------------------------------------------
$500,000-$999,999     2.00            2.04
-------------------------------------------------------
$1 million or more    0               0
-------------------------------------------------------



Kemper Short-Term U.S. Government Fund

                      Sales charge    Sales charge as
                      as a percent    a percent of
                      of offering     your net
Your investment       price           investment
-------------------------------------------------------
Up to $100,000        2.75%           2.83%
-------------------------------------------------------
$100,000-$249,999     2.50            2.56
-------------------------------------------------------
$250,000-$499,999     2.00            2.04
-------------------------------------------------------
$500,000-$999,999     1.50            1.52
-------------------------------------------------------
$1 million or more    0               0
-------------------------------------------------------


The offering price includes the sales charge.

                          69 - Choosing A Share Class

You may be able to lower your Class A sales charges if:

o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of Kemper shares you already own (including shares in certain other Kemper funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several Kemper funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.


                          70 - Choosing A Share Class

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

--------------------------------------------------------------------------------

                          71 - Choosing A Share Class

Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the effect of lowering the annual expenses from the seventh year on.

Class B shares have a contingent deferred sales charge (CDSC). This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares   CDSC on shares you sell
-----------------------------------------------------------
First year                     4.00%
-----------------------------------------------------------
Second or third year           3.00
-----------------------------------------------------------
Fourth or fifth year           2.00
-----------------------------------------------------------
Sixth year                     1.00
-----------------------------------------------------------
Seven year and later           None (automatic conversion
                               to Class A)
-----------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class B shares can make sense for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.

--------------------------------------------------------------------------------

                          72 - Choosing A Share Class

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% is deducted from fund assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a contingent deferred sales charge (CDSC), but only on shares you sell within one year of buying them:


Year after you bought shares   CDSC on shares you sell
-------------------------------------------------------
First year                     1.00%
-------------------------------------------------------
Second year and later          None
-------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

--------------------------------------------------------------------------------

                          73 - Choosing A Share Class

How To Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."

------------------------------------    ----------------------------------------
First investment                        Additional investments
------------------------------------    ----------------------------------------

$1,000 or more for regular accounts     $100 or more for regular accounts

$250 or more for IRAs                   $50 or more for IRAs

                                        $50 or more with an Automatic
                                        Investment Plan
------------------------------------    ----------------------------------------

Through a financial representative

o Contact your representative using     o Contact your representative using
  the method that's most convenient       the method that's most convenient
  for you                                 for you
------------------------------------    ----------------------------------------

By mail or express mail (see below)

o Fill out and sign an application      o Send a check and a Kemper
                                          investment slip to us at the
o Send it to us at the appropriate        appropriate address below
  address, along with an investment
  check                                 o If you don't have an investment slip,
                                          simply include a letter with your
                                          name, account number, the full name of
                                          the fund and the share class and your
                                          investment instructions
------------------------------------    ----------------------------------------

By wire

o Call (800) 621-1048 for instructions  o Call (800) 621-1048 for instructions
------------------------------------    ----------------------------------------

By phone

--                                      o Call (800) 621-1048 for instructions
------------------------------------    ----------------------------------------

With an automatic investment plan

--                                       o To set up regular investments,
                                           call (800) 621-1048
------------------------------------    ----------------------------------------

On the Internet

o Follow the instructions at            o Follow the instructions at
  www.kemper.com                          www.kemper.com
------------------------------------    ----------------------------------------

Regular mail: Kemper Funds, PO Box 219415, Kansas City, MO 64121-9415

Express, registered, or certified mail:
Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)


                             74 - How To Buy Shares

How To Exchange Or Sell Shares

Use these instructions to exchange or sell shares in your account.

------------------------------------    ----------------------------------------
Exchanging into another fund            Selling shares
------------------------------------    ----------------------------------------

$1,000 or more to open a new account    Some transactions, including most
                                        for over $50,000, can only be
$100 or more for exchanges between      ordered in writing with a signature
existing accounts                       guarantee; if you're in doubt, see
                                        page 78
------------------------------------    ----------------------------------------

Through a financial representative

o Contact your representative by the    o Contact your representative by
  method that's most convenient for       the method that's most convenient
  you                                     for you
------------------------------------    ----------------------------------------

By phone or wire

o  Call (800) 621-1048 for instructions o Call (800) 621-1048 for instructions
------------------------------------    ----------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:           Write a letter that includes:

o the fund, class and account number    o the fund, class and account
  you're exchanging out of number         from which you want to sell shares

o the dollar amount or number of        o the dollar amount or number of
  shares you want to exchange             shares you want to sell

o the name and class of the fund you    o your name(s), signature(s) and
  want to exchange into                   address, as they appear on your
                                          account
o your name(s), signature(s) and
  address, as they appear on            o  a daytime telephone number
  your account

o  a daytime telephone number
------------------------------------    ----------------------------------------

With a systematic exchange plan         With a systematic withdrawal plan

o To set up regular exchanges from a    o To set up regular cash payments Kemper
  fund account, call                      from a Kemper fund account, call
  (800) 621-1048                          (800) 621-1048
------------------------------------    ----------------------------------------

On the Internet

o Follow the instructions at            o Follow the instructions at
  www.kemper.com                          www.kemper.com
------------------------------------    ----------------------------------------

                      75 - How To Exchange Or Sell Shares

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information on Kemper funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.

                      76 - Policies You Should Know About

EXPRESS-Transfer lets you set up a link between a Kemper account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

When you call us to sell shares, we may record the call, ask you for certain information or take other steps designed to prevent fraudulent orders. It's important to understand that, with respect to certain pre-authorized transactions, as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send or accept wires of $1,000 or more.

Exchanges among Kemper funds are an option for most shareholders. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www. kemper.com to get up-to-date information, review balances or even place orders for exchanges.

--------------------------------------------------------------------------------

                      77 - Policies You Should Know About

When you want to sell more than $50,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a contingent deferred sales charge (CDSC), we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one Kemper fund into another don't affect CDSCs: for each investment you make, the date you first bought Kemper shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through a systematic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the applicable commission

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

--------------------------------------------------------------------------------

                      78 - Policies You Should Know About

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you sell shares in a Kemper fund and then decide to invest with Kemper again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Kemper. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Kemper or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

                      79 - Policies You Should Know About

How the funds calculate share price

For each fund in this prospectus, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")

Class B and Class C shares -- net asset value per share, or NAV

To calculate NAV, each share class of each fund uses the following equation:

 TOTAL ASSETS - TOTAL LIABILITIES
---------------------------------        = NAV
TOTAL NUMBER OF SHARES OUTSTANDING


For each fund and share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

                      80 - Policies You Should Know About

Other rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

                      81 - Policies You Should Know About

Understanding Distributions And Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds have regular schedules for paying out any earnings to shareholders:

o    Income: declared and paid monthly

o    Long-term capital gains: December, or otherwise as needed

The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

--------------------------------------------------------------------------------

                   82 - Understanding Distributions and Taxes

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
-------------------------------------------------------
o short-term capital gains from selling fund shares
-------------------------------------------------------
o income dividends you receive from a fund
-------------------------------------------------------
o short-term capital gains distributions received from a fund

Generally taxed at capital gains rates
-------------------------------------------------------
o long-term capital gains from selling fund shares
-------------------------------------------------------
o long-term capital gains distributions received from a
  fund
-------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends- received deduction for a portion of income dividends they receive.

                   83 - Understanding Distributions and Taxes

Notes

Notes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Kemper or the SEC (see below). Materials you get from Kemper are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

SEC

450 Fifth Street, N.W.
Washington, DC 20549-6009
www.sec.gov
Tel (800) SEC-0330

Kemper Funds

222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com Tel (800)
621-1048


SEC File Numbers

Kemper High Yield Fund                       811-2786

Kemper High Yield Fund II                    811-08983

Kemper High Yield Opportunity Fund           811-2786

Kemper Income And Capital Preservation Fund  811-2305

Kemper Short-Term U.S. Government Fund       811-5195

Kemper U.S. Government Securities Fund       811-2719

Kemper Strategic Income Fund                 811-2743

Kemper U.S. Mortgage Fund                    811-3440


Principal Underwriter

Kemper Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606-5808

www.kemper.com    E-mail info@kemper.com

Tel (800) 621-1048


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